Interest rate benchmark reform - Narrative (Details) - Interest Rate Benchmark Reform amendments - Interest rate risk - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	£ 141,458	£ 147,731
US Dollar LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	138,293	£ 143,460
US Dollar LIBOR | Contracts prior to LIBOR cessation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	36,277
US Dollar LIBOR | LCH contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	80,137
US Dollar LIBOR | Other contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	21,879
US Dollar LIBOR | Other contracts fallback eligible
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	£ 21,780